SUMMARY OF EXCHANGE OF CURRENCY RATES (Details)	Dec. 31, 2021	Dec. 31, 2020
Year-End RMB [Member]
Foreign currency exchange rate, translation	6.3551	6.5286
Annual-Average RMB [Member]
Foreign currency exchange rate, translation	6.4522	6.8984